CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 20,971,200	$ 20,289,150
Interest and dividends on securities:
Taxable interest and dividends	1,892,623	1,891,322
Tax-exempt interest	1,467,394	1,230,024
Interest on federal funds sold	72,364	21,339
Interest on deposits in banks	71,134	21,577
Total interest income	24,474,715	23,453,412
INTEREST EXPENSE
Interest on time deposits of $100,000 or more	1,443,579	1,814,201
Interest on other deposits	2,757,320	3,930,024
Interest on borrowed funds	1,194,636	1,375,067
Total interest expense	5,395,535	7,119,292
Net interest income	19,079,180	16,334,120
Provision for loan losses	1,468,359	982,663
Net interest income after provision for loan losses	17,610,821	15,351,457
OTHER INCOME
Service charges on deposit accounts	2,704,145	2,373,684
Other service charges and fees	1,653,270	1,697,123
Bank owned life insurance income	186,624	226,493
Loss on sale of other real estate	(78,845)	(20,075)
Other	136,781	89,949
Impairment loss on securities:
Total other-than-temporary impairment loss	(140,355)	(1,713,525)
Less: Portion of loss recognized in other comprehensive income	136,077	1,241,714
Net impairment loss recognized in earnings	(4,278)	(471,811)
Total other income	4,597,697	3,895,363
OTHER EXPENSE
Salaries	8,166,475	7,268,974
Employee benefits	1,512,609	1,423,630
Occupancy	1,355,766	1,051,537
Furniture and equipment	1,113,622	975,791
Supplies and printing	415,957	284,352
Professional and consulting fees	1,825,232	923,626
Marketing and public relations	353,145	311,533
FDIC and OCC assessments	811,145	1,066,963
Other	3,316,229	2,536,472
Total other expense	18,870,180	15,842,878
Income before income taxes	3,338,338	3,403,942
Income taxes	466,900	855,198
Net income	2,871,438	2,548,744
Preferred dividends and stock accretion	342,460	316,190
Net income applicable to common stockholders	$ 2,528,978	$ 2,232,554
Net income per share:
Basic	$ 0.94	$ 0.84
Diluted	$ 0.93	$ 0.84
Net income applicable to common stockholders:
Basic	$ 0.83	$ 0.74
Diluted	$ 0.82	$ 0.74